Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Bombardier Inc. [member]
Disclosure of transactions between related parties [line items]
Reimbursement of income taxes, related party transactions	$ 22.3	$ 22.0	$ 22.2
Beaudier group and Bain capital [member]
Disclosure of transactions between related parties [line items]
Secondary offering	8,700,000
Fees and expenses related to secondary offering	$ 2.1
Beaudier group and Bain capital [member] | CDPQ [member]
Disclosure of transactions between related parties [line items]
Secondary offering		10,000,000
Fees and expenses related to secondary offering		$ 0.5